UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21179

Name of Fund: BlackRock New York Municipal Income Quality Trust (BSE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

            Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2014 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 119.9%
Corporate — 1.1%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	$165	$180,392
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	750	895,897

		1,076,289
County/City/Special District/School District — 20.5%
City of New York New York, GO, Refunding, Series E:
5.50%, 8/01/25	830	1,028,254
5.00%, 8/01/30	1,000	1,151,830
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	200	226,424
Sub-Series A-1, 5.00%, 10/01/34	330	373,339
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	440	508,213
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured, (AMBAC):
5.00%, 11/15/44	2,710	2,805,175
4.75%, 11/15/45	500	504,730
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	915	1,057,877
5.00%, 7/01/33	400	449,864
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (a)	1,000	339,430
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	174,117
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	160	163,290
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B-1, 5.00%, 11/01/35	425	489,800
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 5/01/31	$200	$234,112
(AGM), 5.75%, 5/01/25	1,000	1,112,100
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	500	532,805
(AGC), 5.00%, 2/15/47	1,250	1,334,262
(AGM), 5.00%, 2/15/47	750	800,558
(NPFGC), 4.50%, 2/15/47	1,000	1,042,070
Senior, Fiscal 2012, 5.75%, 2/15/47	1,000	1,149,750
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,121,500
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,389,450
4 World Trade Center Project, 5.75%, 11/15/51	670	785,287
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,100	1,191,828

		19,966,065
Education — 28.8%
Albany Capital Resource Corp., Refunding RB:
5.00%, 12/01/33	175	195,904
Series A, 4.00%, 12/01/34	130	130,426
Build NYC Resource Corp., Refunding RB, City University New York Queens, Series A, 5.00%, 6/01/38	250	284,225
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of National History, Series A, 5.00%, 7/01/37	440	508,895
American Museum of National History, Series A, 5.00%, 7/01/41	500	572,485
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	700	781,389
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	410	456,949

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	$1,645	$1,791,290
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	1,600	1,747,584
County of Madison New York Industrial Development Agency, RB, Colgate University Project, Series A (AMBAC), 5.00%, 7/01/30	1,000	1,014,150
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	500	564,175
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	400	451,456
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	180	191,921
5.00%, 7/01/42	115	121,076
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	940	1,056,579
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	250	281,000
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	1,000	1,133,890
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 7/01/39	1,000	1,118,700
5.00%, 7/01/44	500	555,480
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	600	696,648
Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	$300	$346,416
Fordham University, Series A, 5.00%, 7/01/28	500	576,450
New York University, Series B, 5.00%, 7/01/37	500	565,980
New York University, Series C, 5.00%, 7/01/38	1,000	1,111,920
Rochester Institute of Technology, 5.00%, 7/01/40	550	622,100
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	600	668,766
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,000	1,127,370
Teachers College, Series B, 5.00%, 7/01/42	500	548,560
The New School (AGM), 5.50%, 7/01/43	350	401,814
State of New York Dormitory Authority, Refunding RB:
Cornell University, Series A, 5.00%, 7/01/40	250	284,453
Fordham University, 4.13%, 7/01/39	330	343,246
Fordham University, 5.00%, 7/01/44	640	718,183
New York University Mount Sinai School of Medicine (NPFGC), 5.00%, 7/01/35	2,000	2,146,840
New York University, Series A, 5.00%, 7/01/37	745	843,310
Rochester Institute of Technology, 4.00%, 7/01/32	395	410,464
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,500	1,785,180
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	600	710,544
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	450	500,670

2	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphini University Project:
5.00%, 10/01/34	$310	$352,569
5.00%, 10/01/35	310	351,456

		28,070,513
Health — 16.5%
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/30	500	580,745
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	850	923,525
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	725	851,984
County of Suffolk New York Economic Development Corp., RB, Catholic Health Services, Series C, 5.00%, 7/01/32	150	168,584
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,000	1,099,250
State of New York Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	1,250	1,360,637
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,752
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,752
Mental Health Services (AGM), 5.00%, 2/15/22	985	1,116,517
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,762
New York University Hospitals Center, Series A, 6.00%, 7/01/40	250	287,227
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	350	387,989
Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
State of New York Dormitory Authority, RB (concluded):
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	$500	$519,345
St. Joachim & Anne Residence, 5.25%, 7/01/27	3,000	3,000,570
State of New York Dormitory Authority, Refunding RB:
New York University Hospitals Center, Series A, 5.00%, 7/01/36	500	522,070
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	750	830,115
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/34	1,840	2,056,310
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	750	819,172
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/15 (b)	1,500	1,546,200

		16,087,506
Housing — 2.9%
City of New York New York Housing Development Corp., RB, M/F Housing:
Class F, 4.50%, 11/15/24 (c)	500	509,925
Series B1, 5.25%, 7/01/30	750	870,788
State of New York Mortgage Agency, Refunding RB, 48th Series, 3.70%, 10/01/38	1,425	1,443,368

		2,824,081
State — 15.4%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	1,000	1,144,710
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	850	910,562
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	540	608,159
Sub-Series B-1, 5.00%, 11/15/31	750	869,040

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
Sales Tax Asset Receivable Corp., Refunding RB, Series A:
5.00%, 10/15/31	$750	$901,582
4.00%, 10/15/32	1,800	1,959,318
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	1,000	1,121,800
General Purpose, Series B, 5.00%, 3/15/42	1,500	1,671,300
Series A, 5.00%, 3/15/44	545	628,538
Series C, 5.00%, 12/15/31	1,500	1,625,985
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	1,000	1,108,810
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	320	368,973
State of New York Thruway Authority, Refunding RB, 2nd General Highway & Bridge Trust, Series A, 5.00%, 4/01/32	250	284,305
State of New York Urban Development Corp., RB, State Personal Income Tax:
Series A, 3.50%, 3/15/28	1,200	1,246,740
Series C, 5.00%, 3/15/30	500	584,145

		15,033,967
Tobacco — 0.4%
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 5/15/40	290	324,382
Transportation — 23.3%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	575	669,501
Series A-1, 5.25%, 11/15/34	270	311,016
Series C, 6.50%, 11/15/28	750	904,477
Series D, 5.25%, 11/15/41	2,000	2,260,760
Series E, 5.00%, 11/15/38	650	727,636
Series H, 5.00%, 11/15/25	1,500	1,768,245
Series H, 5.00%, 11/15/30	500	575,720
Metropolitan Transportation Authority, Refunding RB, Series D, 5.25%, 11/15/31	750	873,435
Port Authority of New York & New Jersey, ARB, Consolidated, 183rd Series, 4.00%, 6/15/44	2,500	2,561,850
Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding ARB, 179th Series, 5.00%, 12/01/38	$245	$279,484
State of New York Thruway Authority, Refunding RB, General:
Series H (AGM, NPFGC), 5.00%, 1/01/37	4,000	4,376,840
Series I, 5.00%, 1/01/37	2,000	2,226,740
Series I, 5.00%, 1/01/42	425	468,928
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, General, Series B, 0.00%, 11/15/32 (a)	1,250	664,088
General, Remarketing, Series A, 5.00%, 11/15/34	1,000	1,153,750
Series C, 5.00%, 11/15/38	1,000	1,111,560
Sub-Series A, 5.00%, 11/15/29	1,485	1,734,539

		22,668,569
Utilities — 11.0%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,148,150
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 6/15/32	1,100	1,215,852
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	500	552,800
Series C (CIFG), 5.25%, 9/01/29	1,000	1,223,690
Long Island Power Authority, Refunding RB, Electric Systems, Series A (AGC):
5.75%, 4/01/39	1,690	1,950,750
General, 6.00%, 5/01/33	2,000	2,345,520
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	1,000	1,136,280

4	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	$1,000	$1,153,140

		10,726,182
Total Municipal Bonds in New York		116,777,554

Puerto Rico — 0.9%
Housing — 0.9%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	855	914,132
US Virgin Islands — 1.0%
State — 1.0%
Virgin Islands Public Finance Authority, Refunding RB, Series C, 5.00%, 10/01/39	890	947,601
Total Municipal Bonds — 121.8%		118,639,287

Municipal Bonds Transferred to Tender Option Bond (TOB)Trusts (d)
New York — 34.7%
County/City/Special District/School District — 12.0%
City of New York New York, GO:
Fiscal 2015, Series B, 4.00%, 8/01/32	1,790	1,900,622
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (e)	1,000	1,167,220
Sub-Series G-1, 5.00%, 4/01/29	1,000	1,148,620
Sub-Series I-1, 5.00%, 3/01/36	250	285,800
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	2,475	2,792,295
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (e)	1,800	2,069,383
Municipal Bonds Transferred to Tender Option Bond (TOB)Trusts (d)	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	$2,085	$2,365,140

		11,729,080
Education — 5.1%
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University, Series A, 5.00%, 7/01/35	1,999	2,265,641
State of New York Dormitory Authority, RB, New York University, Series A (AMBAC), 5.00%, 7/01/37	2,499	2,726,047

		4,991,688
State — 2.1%
Sales Tax Asset Receivable Corp., Fiscal 2015, Series A, 5.00%, 10/15/31	990	1,190,089
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	750	826,410

		2,016,499
Transportation — 5.1%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,495	4,003,068
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	800	928,528

		4,931,596
Utilities — 10.4%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	495	567,383
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	2,249	2,570,246

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB)Trusts (d)	Par (000)	Value
New York (concluded)
Utilities (concluded)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution (concluded):
Fiscal 2012, Series BB, 5.00%, 6/15/44	$2,011	$2,227,959
Series FF-2, 5.50%, 6/15/40	405	466,168
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/41	3,719	4,288,385

		10,120,141
Total Municipal Bonds Transferred to Tender Option Bond (TOB)Trusts — 34.7%		33,789,004
Total Long-Term Investments (Cost — $140,950,601) — 156.5%		152,428,291
Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (f)(g)	1,913,829	$1,913,829
Total Short-Term Securities (Cost — $1,913,829) — 1.9%		1,913,829
Total Investments (Cost — $142,864,430 * ) — 158.4%		154,342,120
Other Assets Less Liabilities — 1.8%		1,676,929
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.6%)		(18,095,509)
VRDP Shares, at Liquidation Value — (41.6%)		(40,500,000)

Net Assets Applicable to Common Shares — 100.0%		$97,423,540

*	As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$125,119,440

Gross unrealized appreciation	$11,542,817
Gross unrealized depreciation	(411,152)

Net unrealized appreciation	$11,131,665

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(e)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires from February 15, 2017 to February 15, 2019 is $1,482,732.

(f)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at November 30, 2014	Income
BIF New York Municipal Money Fund	2,433,429	(519,600)	1,913,829	—

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds

6	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds

•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(106)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$13,466,969	$(40,480)

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2014	7

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$152,428,291	—	$152,428,291
Short-Term Securities	$1,913,829		—	1,913,829

Total	$1,913,829	$152,428,291	—	$154,342,120

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(40,480)	—	—	$(40,480)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$128,000	—	—	$128,000
Liabilities:
TOB trust certificates	—	$(18,091,015)	—	(18,091,015)
VRDP Shares	—	(40,500,000)	—	(40,500,000)

Total	$128,000	$(58,591,015)	—	$(58,463,015)

There were no transfers between levels during the period ended November 30, 2014.

8	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date: January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Quality Trust

Date: January 22, 2015